Pensions And Other Postemployment Benefits (Weighted-Average Assumptions Used To Determine Benefit Obligation) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%	4.45%
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.70%	4.50%
Rate of compensation increase		3.50%
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.99%	4.69%
Rate of compensation increase	3.13%	3.16%